Investment Strategy	Jan. 20, 2026
Tradr 2X Short AAL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AAL. This may include AAL stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of AAL for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on AAL and/or investing directly in the common stock of AAL. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of AAL is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on AAL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing AAL. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of AAL stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to AAL, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of AAL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of AAL over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AAL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AAL). AAL is assigned to the Air Transportation, Scheduled industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

AAL’s primary business activity is the operation of a major network air carrier, providing scheduled air transportation for passengers and cargo through its hubs in Charlotte, Chicago, Dallas/Fort Worth, Los Angeles, Miami, New York, Philadelphia, Phoenix and Washington, D.C. and partner gateways, including in London, Doha, Madrid, Seattle/Tacoma, Sydney and Tokyo (among others). AAL provides services to over 350 destinations around the world.

AAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AAL pursuant to the Exchange Act can be located by reference to the SEC file number 001-08400 through the SEC’s website at www.sec.gov. In addition, information regarding AAL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AAL from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of AAL. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AAL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AAL could affect the value of the Fund’s investments with respect to AAL and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of AAL.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AAL.
Tradr 2X Short ACHR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ACHR. This may include ACHR stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of ACHR for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on ACHR and/or investing directly in the common stock of ACHR. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of ACHR is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on ACHR. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing ACHR. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of ACHR stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to ACHR, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of ACHR, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of ACHR over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ACHR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ACHR). ACHR is assigned to the Aircraft industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ACHR is an aerospace company. ACHR is designing and developing electric vertical takeoff and landing (“eVTOL”) aircraft for use in urban air mobility (“UAM”) networks. The company’s mission is to unlock the skies, freeing everyone to reimagine how they move and spend time.

ACHR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ACHR pursuant to the Securities Exchange Act can be located by reference to the SEC file number 001-39668 through the SEC’s website at www.sec.gov. In addition, information regarding ACHR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ACHR from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of ACHR. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ACHR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ACHR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ACHR could affect the value of the Fund’s investments with respect to ACHR and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of ACHR.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ACHR.
Tradr 2X Short ALAB Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ALAB. This may include ALAB stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of ALAB for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on ALAB and/or investing directly in the common stock of ALAB. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of ALAB is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on ALAB. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing ALAB. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of ALAB stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to ALAB, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of ALAB, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of ALAB over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ALAB (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ALAB). ALAB is assigned to the Semiconductors & Related Devices industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ALAB offers an Intelligent Connectivity Platform, comprised of semiconductor-based, high-speed, mixed-signal connectivity products that integrate a matrix of microcontrollers and sensors, and COSMOS, ALAB’s software suite which is embedded in its connectivity products and integrated into its customers’ systems.

ALAB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ALAB pursuant to the Exchange Act can be located by reference to the SEC file number 001-41979 through the SEC’s website at www.sec.gov. In addition, information regarding ALAB may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ALAB from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of ALAB. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ALAB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ALAB have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ALAB could affect the value of the Fund’s investments with respect to ALAB and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of ALAB.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ALAB.
Tradr 2X Short AMZN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AMZN. This may include AMZN stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of AMZN for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on AMZN and/or investing directly in the common stock of AMZN. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of AMZN is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on AMZN. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing AMZN. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of AMZN stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to AMZN, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of AMZN, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of AMZN over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to AMZN (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to AMZN). AMZN is assigned to the Retail-Catalog & Mail-Order Houses industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

AMZN is a leading retailer of consumer products through its online and physical stores. AMZN manufactures and sells electronic devices, such as Kindle, Fire tablet, Fire TV, Echo, Ring, and Blink. AMZN produces entertainment and media content that is available through its subscription services, such as Amazon Prime, in North America and internationally. AMZN operates fulfillment networks and customer service centers globally. In addition, AMZN provides business solutions and technology services to enterprises, sellers, developers, content creators, and advertisers through Amazon Web Services.

AMZN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by AMZN pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding AMZN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding AMZN from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of its respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of AMZN. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding AMZN is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AMZN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning AMZN could affect the value of the Fund’s investments with respect to AMZN and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of AMZN.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of AMZN.
Tradr 2X Short ANF Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ANF. This may include ANF stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of ANF for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on ANF and/or investing directly in the common stock of ANF. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of ANF is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on ANF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing ANF. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of ANF stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to ANF, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of ANF, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of ANF over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to ANF (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to ANF). ANF is assigned to the Retail-Family Clothing Stores industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

ANF is a global, digitally-led, omnichannel retailer. ANF offers a broad assortment of apparel, personal care products and accessories for men, women and kids, which are sold primarily through its company-owned stores and digital channels, as well as through various third-party arrangements.

ANF is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ANF pursuant to the Exchange Act can be located by reference to the SEC file number 001-12107 through the SEC’s website at www.sec.gov. In addition, information regarding ANF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding ANF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of ANF. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ANF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ANF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ANF could affect the value of the Fund’s investments with respect to ANF and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of ANF.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of ANF.
Tradr 2X Short APLD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of APLD. This may include APLD stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of APLD for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on APLD and/or investing directly in the common stock of APLD. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of APLD is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on APLD. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing APLD. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of APLD stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to APLD, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of APLD, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of APLD over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to APLD (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to APLD). APLD is assigned to the Services-Computer Processing & Data Preparation industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

APLD is a U.S. designer, developer, and operator of next-generation digital infrastructure across North America. APLD provides digital infrastructure solutions and cloud services to the rapidly growth industries of High-Performance Computing (“HPC”) and Artificial Intelligence. The company operates in three distinct business segments, including, Blockchain data center hosting, cloud services through a wholly owned subsidiary and HPC data center hosting.

APLD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by APLD pursuant to the Exchange Act can be located by reference to the SEC file number 001-31968 through the SEC’s website at www.sec.gov. In addition, information regarding APLD may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding APLD from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of APLD. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding APLD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of APLD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning APLD could affect the value of the Fund’s investments with respect to APLD and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of APLD.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of APLD.
Tradr 2X Short BE Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of BE. This may include BE stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of BE for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on BE and/or investing directly in the common stock of BE. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of BE is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on BE. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing BE. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of BE stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to BE, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of BE, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of BE over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to BE (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to BE). BE is assigned to the Electrical Equipment & Parts/Industrials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

BE is a global power solutions company delivering onsite electricity for critical operations and the world leader in stationary fuel cell power generation by market share. BE provides innovative distributed energy technology solutions to customers. BE manufactures one of the most advanced and versatile fuel cell energy platforms, supporting the commercial availability of two products: the Bloom Energy Server® for generating electricity and the Bloom Electrolyzer™ for producing hydrogen. BE’s fuel cell platform empowers businesses, essential services, critical infrastructure, utilities, and communities with resilient, reliable, and sustainable energy solutions.

BE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BE pursuant to the Exchange Act can be located by reference to the SEC file number 001-38598 through the SEC’s website at www.sec.gov. In addition, information regarding BE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding BE from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of BE. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BE could affect the value of the Fund’s investments with respect to BE and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of BE.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of BE.
Tradr 2X Short BLSH Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of BLSH. This may include BLSH stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of BLSH for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on BLSH and/or investing directly in the common stock of BLSH. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of BLSH is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on BLSH. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing BLSH. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of BLSH stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to BLSH, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of BLSH, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of BLSH over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to BLSH (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to BLSH). BLSH is assigned to the Finance Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

BLSH is an institutionally focused global digital asset platform focused on providing market infrastructure and information services. Founded in 2020, BLSH seeks to provide mission critical products and services that are designed to help institutions grow their businesses, empower individual customers, and drive the adoption of stablecoins, digital assets, and blockchain technology. BLSH provides a range of services including engineering and development, cybersecurity, sales and relationship management, custody operations (which include coordinating with BLSH’s third-party custody service providers for the administration of digital assets in custodial wallets), and technology operations services as well as shared group support services such as marketing, finance, human resources, legal and compliance, and risk management. In addition, through its acquisition of CoinDesk in 2023, BLSH expanded its product offerings to provide insights, news, data, indices and analysis to the digital assets industry. BLSH is a Cayman Islands exempted company that acts as a holding company with operations primarily conducted through its subsidiaries in the Cayman Islands, Hong Kong, the United States, Singapore, the United Kingdom, Germany, and Gibraltar.

BLSH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BLSH pursuant to the Exchange Act can be located by reference to the SEC file number 001-42797 through the SEC’s website at www.sec.gov. In addition, information regarding BLSH may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding BLSH from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of BLSH. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding BLSH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BLSH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning BLSH could affect the value of the Fund’s investments with respect to BLSH and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of BLSH.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of BLSH.
Tradr 2X Short CAR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of CAR. This may include CAR stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of CAR for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on CAR and/or investing directly in the common stock of CAR. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of CAR is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on CAR. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing CAR. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of CAR stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to CAR, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of CAR, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of CAR over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to CAR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to CAR). CAR is assigned to the Services-Auto Rental & Leasing industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

CAR is a leading global provider of mobility solutions through its three most recognized brands, Avis, Budget and Zipcar. CAR offers a range of options, from car and truck rental to car sharing in the Americas and internationally. CAR and its licensees operate its brands in approximately 180 countries throughout the world.

CAR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BE pursuant to the Exchange Act can be located by reference to the SEC file number 001-10308 through the SEC’s website at www.sec.gov. In addition, information regarding CAR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding CAR from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of CAR. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CAR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CAR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CAR could affect the value of the Fund’s investments with respect to CAR and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of CAR.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of CAR.
Tradr 2X Short CLSK Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily inverse performance of CLSK. This may include CLSK stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of CLSK for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on CLSK and/or investing directly in the common stock of CLSK. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of CLSK is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on CLSK. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing CLSK. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of CLSK stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to CLSK, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of CLSK, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of CLSK over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to CLSK (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to CLSK). CLSK is assigned to the Finance Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

CLSK is a bitcoin mining company that independently owns and operates a large portfolio of data centers across the United States with locations in Georgia, Tennessee, Mississippi and Wyoming. As of March 31, 2025, CLSK had 915 megawatts of developed capacity CLSK designs its proprietary data center infrastructure to efficiently, profitably, and responsibly secure and support bitcoin.

CLSK is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by APO pursuant to the Exchange Act can be located by reference to the SEC file number 001-39187 through the SEC’s website at www.sec.gov. In addition, information regarding CLSK may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding CLSK from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of CLSK. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CLSK is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CLSK have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CLSK could affect the value of the Fund’s investments with respect to CLSK and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of CLSK.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times leveraged exposure to the daily inverse performance of CLSK.
Tradr 2X Short CRDO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of CRDO. This may include CRDO stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of CRDO for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on CRDO and/or investing directly in the common stock of CRDO. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of CRDO is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on CRDO. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing CRDO. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of CRDO stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to CRDO, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset

(or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of CRDO, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of CRDO over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to CRDO (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to CRDO). CRDO is assigned to the Semiconductors & Related Devices industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

CRDO provides innovative, secure, high-speed and power-efficient connectivity solutions. The company’s solutions target the data infrastructure market, where bandwidth requirements are increasing exponentially, driven by the accelerating deployment of leading edge Artificial Intelligence infrastructure and applications. The data infrastructure market served by CRDO is driven largely by hyperscale data centers (hyperscalers), as well as general compute, Artificial Intelligence and Machine Learning (AI/ML) infrastructure, multi-service operators (MSOs), and mobile network operators (MNOs). CRDO provides innovations that ease system bandwidth bottlenecks while simultaneously improving on power, security and reliability. CRDO’s connectivity solutions are optimized for optical and electrical Ethernet applications. CRDO is a Cayman Islands holding company that directly owns Credo Technology Group Ltd., which owns, directly and indirectly, all of the shares of its subsidiaries in mainland China, Hong Kong, and the United States.

CRDO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CRDO pursuant to the Exchange Act can be located by reference to the SEC file number 001-41249 through the SEC’s website at www.sec.gov. In addition, information regarding CRDO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding CRDO from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of CRDO. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CRDO is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRDO have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CRDO could affect the value of the Fund’s investments with respect to CRDO and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of CRDO.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of CRDO.
Tradr 2X Short FLY Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of FLY. This may include FLY stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of FLY for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on FLY and/or investing directly in the common stock of FLY. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of FLY is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on FLY. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing FLY. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of FLY stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to FLY, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of FLY, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of FLY over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to FLY (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to FLY). FLY is assigned to the Aerospace & Defense/industrials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

FLY is a market leading space and defense technology company with an established track record of success providing comprehensive mission solutions to national security, government, and commercial customers. The company’s mission is to enable responsive, regular, and reliable launch, transit, and operations in space for FLY’s customers across the globe. FLY has designed, developed, and deployed class-leading launch vehicles and dynamic spacecraft solutions to support critical customer missions across the space domain.

FLY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by FLY pursuant to the Exchange Act can be located by reference to the SEC file number 001-42789 through the SEC’s website at www.sec.gov. In addition, information regarding FLY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding FLY from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of FLY. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding FLY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of FLY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning FLY could affect the value of the Fund’s investments with respect to FLY and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of FLY.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of FLY.
Tradr 2X Short IREN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of IREN. This may include IREN stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of IREN for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on IREN and/or investing directly in the common stock of IREN. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of IREN is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on IREN. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing IREN. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of IREN stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to IREN, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of IREN, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of IREN over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to IREN (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to IREN). IREN is assigned to Finance Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

IREN is a company that owns and operates next-generation data centers powered by 100% renewable energy. These data centers are designed for high-performance computing, specifically Bitcoin mining and artificial intelligence (AI) workloads. IREN leverages its data centers for Bitcoin mining and also provides AI cloud services, utilizing a large number of graphics processing units (GPUs). IREN is incorporated and domiciled in Australia.

IREN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IREN pursuant to the Exchange Act can be located by reference to the SEC file number 001-41072 through the SEC’s website at www.sec.gov. In addition, information regarding IREN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding IREN from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of IREN. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IREN is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of IREN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning IREN could affect the value of the Fund’s investments with respect to IREN and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of IREN.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of IREN.
Tradr 2X Short JOBY Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of JOBY. This may include JOBY stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of JOBY for a single day, not for any other period, by entering into one or more swaps and/or purchasing listed options on JOBY and/or investing directly in the common stock of JOBY. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of JOBY is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on JOBY. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing JOBY. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options.”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of JOBY stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to JOBY, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of JOBY, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of JOBY over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to JOBY (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to JOBY). JOBY is assigned to the Aircraft industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

JOBY is developing an all-electric, vertical take-off and landing (“eVTOL”) air taxi and JOBY intends to operate its eVTOL taxis in cities around the world. The company’s mission is to help the world connect faster and more easily with the people and places that matter most by delivering a new form of clean, fast, quiet and convenient aerial transportation service. The eVTOL air taxi is designed to transport a pilot and up to four passengers — or an expected payload of up to 1,000 pounds — at speeds of up to 200 mph, and the aircraft is optimized for urban routes, with a target range of up to 100 miles on a single charge.

JOBY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by JOBY pursuant to the Exchange Act can be located by reference to the SEC file number 001-39524 through the SEC’s website at www.sec.gov. In addition, information regarding JOBY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding JOBY from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of JOBY. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding JOBY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of JOBY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning JOBY could affect the value of the Fund’s investments with respect to JOBY and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of JOBY.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of JOBY.
Tradr 2X Short LCID Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of LCID. This may include LCID stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of LCID for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on LCID and/or investing directly in the common stock of LCID. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of LCID is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on LCID. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing LCID. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of LCID stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to LCID, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of LCID, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of LCID over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to LCID (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to LCID). LCID is assigned to the Auto Manufacturing industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

LCID is a technology and automotive company that designs, engineers and manufactures electric vehicles (“EVs”), EV powertrains, and battery systems in-house using its own equipment and factories. In addition, LCID (i) designs and develops proprietary software in-house for its EVs, which can be continuously enhanced through over-the-air (“OTA”) software updates, (ii) offers a refined customer experience at its own geographically distributed retail and service locations and through direct-to-consumer online sales, and (iii) plans to supply and license technology to third parties.

LCID is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by LCID pursuant to the Exchange Act can be located by reference to the SEC file number 001-39408 through the SEC’s website at www.sec.gov. In addition, information regarding LCID may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding LCID from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of LCID. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding LCID is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LCID have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning LCID could affect the value of the Fund’s investments with respect to LCID and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of LCID.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of LCID.
Tradr 2X Short NBIS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of NBIS. This may include NBIS stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of NBIS for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on NBIS and/or investing directly in the common stock of NBIS. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”)to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of NBIS is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NBIS. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NBIS. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of NBIS stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to NBIS, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of NBIS, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of NBIS over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NBIS (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to NBIS). NBIS is assigned to the Internet Content & Information/communication services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

NBIS is a global technology company building full-stack artificial intelligence (“AI”) infrastructure to support the rapid growth of the AI industry. NBIS seeks to power AI innovation with dedicated, high-performance infrastructure including an AI cloud platform purpose-built for AI innovators, from individual developers to startups to the largest enterprises. NBIS provides AI builders the compute, storage, managed services and critical software they need to train, run, and deploy models and apps quickly and efficiently. NBIS is one of the largest specialized AI cloud providers, with a significant presence in Europe and rapid ongoing expansion in the U.S. NBIS is a Netherlands public limited company that is headquartered in Amsterdam.

NBIS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NBIS pursuant to the Exchange Act can be located by reference to the SEC file number 001-35173 through the SEC’s website at www.sec.gov. In addition, information regarding NBIS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NBIS from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NBIS. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NBIS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NBIS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NBIS could affect the value of the Fund’s investments with respect to NBIS and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of NBIS.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of NBIS.
Tradr 2X Short NNE Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of NNE. This may include NNE stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of NNE for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on NNE and/or investing directly in the common stock of NNE. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of NNE is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NNE. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NNE. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of NNE stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to NNE, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of NNE, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of NNE over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NNE (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to NNE). NNE is assigned to the Specialty Industrial Machinery/industrials industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

NNE is an early-stage, pre-revenue nuclear energy company developing smaller, cheaper, and safer advanced portable clean energy solutions utilizing advanced proprietary reactor designs, intellectual property and research methods. NNE’s business plan involves a comprehensive engagement across every sector of the nuclear power industry, traversing the path from sourcing raw materials through to developing cutting edge advanced nuclear microreactors. NNE also provides commercial nuclear fuel transportation, fuel supply chain, technology development, and nuclear energy consulting services. The Company’s on-demand capable, advanced nuclear microreactors currently in development are (i) ZEUS, a portable modular solid core battery reactor, (ii) ODIN, a portable modular low-pressure coolant reactor, (iii) the fixed installation KRONOS MMR™ Energy System and (iv) the space focused, portable LOKI MMR™.

NNE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NNE pursuant to the Exchange Act can be located by reference to the SEC file number 001-42044 through the SEC’s website at www.sec.gov. In addition, information regarding NNE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NNE from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NNE. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NNE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NNE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NNE could affect the value of the Fund’s investments with respect to NNE and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of NNE.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of NNE.
Tradr 2X Short OPEN Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of OPEN. This may include OPEN stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of OPEN for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on OPEN and/or investing directly in the common stock of OPEN. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of OPEN is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on OPEN. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing OPEN. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of OPEN stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to OPEN, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of OPEN, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of OPEN over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to OPEN (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to OPEN). OPEN is assigned to the Real Estate Services/real estate industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

OPEN is the largest digital platform for residential real estate transactions. The company was founded to reinvent one of life’s most important transactions and make it possible to buy, sell, and move at the tap of a button. By leveraging software, data science, product design and operations, OPEN is building a technology platform for residential real estate that offers buyers and sellers a digital, on-demand experience that will be the future of how people buy or sell a home.

OPEN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by OPEN pursuant to the Exchange Act can be located by reference to the SEC file number 001-38044 through the SEC’s website at www.sec.gov. In addition, information regarding OPEN may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding OPEN from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of OPEN. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding OPEN is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of OPEN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning OPEN could affect the value of the Fund’s investments with respect to OPEN and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of OPEN.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily performance of OPEN.
Tradr 2X Short QS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of QS. This may include QS stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of QS for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on QS and/or investing directly in the common stock of QS. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of QS is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on QS. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing QS. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of QS stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to QS, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of QS, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of QS over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to QS (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to QS). QS is assigned to the Industrial Machinery/Components industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

QS is a leader in developing next-generation solid-state lithium-metal battery technology for electric vehicles (“EVs”) and other applications. QS was founded in 2010 with the mission to revolutionize energy storage to enable a sustainable future. QS is at the beginning of a forecasted once-in-a-century shift in automotive powertrains, from internal combustion engines to clean EVs. QS has spent over a decade developing proprietary battery technology to meet this challenge. QS’s solid-state lithium-metal battery technology is designed to offer greater energy density, faster charging, and enhanced safety when compared to today’s conventional lithium-ion batteries.

QS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by QS pursuant to the Exchange Act can be located by reference to the SEC file number 001-39345 through the SEC’s website at www.sec.gov. In addition, information regarding QS may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding QS from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of QS. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QS is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning QS could affect the value of the Fund’s investments with respect to QS and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of QS.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of QS.
Tradr 2X Short QUBT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of QUBT. This may include QUBT stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of QUBT for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on QUBT and/or investing directly in the common stock of QUBT. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”)to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of QUBT is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on QUBT. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing QUBT. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of QUBT stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to QUBT, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset

(or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of QUBT, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of QUBT over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to QUBT (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to QUBT). QUBT is assigned to the Computer Software: Prepackage Software industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

QUBT is a company utilizing integrated photonics and non-linear quantum optics to deliver quantum and ancillary products for high-performance computing applications based on patented and proprietary photonics technology. Its products are designed to operate at room temperature and at very low power levels beyond the capabilities of other systems in the market. QUBT’s core photonics technology enables the execution of a go-to-market strategy which emphasizes accessibility and affordability. QUBT’s quantum machines enable subject matter experts and end users to deliver critical business solutions today in working with highly complex optimization problems.

QUBT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by QUBT pursuant to the Exchange Act can be located by reference to the SEC file number 001-40615 through the SEC’s website at www.sec.gov. In addition, information regarding QUBT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding QUBT from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of QUBT. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding QUBT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QUBT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning QUBT could affect the value of the Fund’s investments with respect to QUBT and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of QUBT.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of QUBT.
Tradr 2X Short SMR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of SMR. This may include SMR stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of SMR for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on SMR and/or investing directly in the common stock of SMR. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of SMR is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on SMR. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing SMR. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of SMR stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to SMR, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of SMR, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of SMR over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to SMR (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to SMR). SMR is assigned to the Fabricated Plate Work industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

SMR uses its core technology, the NuScale Power Module™ (“NPM”) to deliver safe, scalable, cost-effective and reliable carbon-free nuclear power. In addition to the sale of NPMs, SMR will offer a diversified suite of services throughout the development and operating life of power plants. SMR’s suite of services is planned to include licensing support, testing, training, fuel supply services and program management.

SMR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SMR pursuant to the Exchange Act can be located by reference to the SEC file number 001-04321 through the SEC’s website at www.sec.gov. In addition, information regarding SMR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding SMR from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of SMR. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SMR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SMR have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SMR could affect the value of the Fund’s investments with respect to SMR and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of SMR.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of SMR.
Tradr 2X Short TEM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of TEM. This may include TEM stock in addition to financial instruments discussed below. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a daily basis, before fees and expenses, -200% performance of TEM for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on TEM and/or investing directly in the common stock of TEM. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of TEM is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on TEM. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing TEM. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of TEM stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to TEM, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of TEM, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of TEM over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to TEM (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to TEM). TEM is assigned to the Services - Computer Programming, Data Processing industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

TEM is a healthcare technology company focused on bringing artificial intelligence and machine learning to healthcare in order to improve the care of patients across multiple diseases. TEM combines the results of laboratory tests with other multimodal datasets to improve patient care by supporting all parties in the healthcare ecosystem, including physicians, researchers, payers, and pharmaceutical companies. TEM primarily derives revenue from selling comprehensive genetic testing to physicians and large academic research institutions, licensing data to third parties, matching patients to clinical trials, and related services.

TEM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TEM pursuant to the Exchange Act can be located by reference to the SEC file number 001-42130 through the SEC’s website at www.sec.gov. In addition, information regarding TEM may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding TEM from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of TEM. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TEM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TEM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TEM could affect the value of the Fund’s investments with respect to TEM and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of TEM.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of TEM.
Tradr 2X Short UPST Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of UPST. This may include UPST stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of UPST for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on UPST and/or investing directly in the common stock of UPST. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of UPST is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on UPST. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing UPST. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of UPST stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to UPST, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of UPST, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of UPST over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to UPST (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to UPST). UPST is assigned to the Finance Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

UPST applies artificial intelligence models and cloud applications to the process of underwriting consumer credit. UPST helps originate credit by providing lending partners with access to a proprietary, cloud-based, artificial intelligence lending marketplace.

UPST is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by UPST pursuant to the Exchange Act can be located by reference to the SEC file number 001-39797 through the SEC’s website at www.sec.gov. In addition, information regarding UPST may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding UPST from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of UPST. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding UPST is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UPST have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning UPST could affect the value of the Fund’s investments with respect to UPST and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of UPST.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of UPST.
Tradr 2X Short W Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of W. This may include W stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of W for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on W and/or investing directly in the common stock of W. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of W is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on W. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing W. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of W stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to W, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of W, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of W over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to W (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to W). W is assigned to the Retail-Catalog & Mail-Order Houses industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

W is an online retailer that sells furniture, décor, housewares and home improvement products through its e-commerce platform in the United States, Canada, the United Kingdom, and Ireland. In addition to offering consumers products under its own brand, W sells products from over 20,000 suppliers.

W is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by W pursuant to the Exchange Act can be located by reference to the SEC file number 001-36666 through the SEC’s website at www.sec.gov. In addition, information regarding W may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding W from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of W. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding W is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of W have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning W could affect the value of the Fund’s investments with respect to W and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of W.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of W.
Tradr 2X Short WULF Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of WULF. This may include WULF stock in addition to financial instruments discussed below. The Fund is an actively-managed ETF that seeks to achieve on a daily basis, before fees and expenses, -200% performance of WULF for a single trading day, not for any other period, by entering into one or more swaps and/or purchasing listed options on WULF and/or investing directly in the common stock of WULF. A “single trading day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. However, the use of option contracts or direct investments in common stock of WULF is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective.

The Fund will enter into one or more swaps with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on WULF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing WULF. If the Advisor determines to use options, the Fund may purchase a combination of exchange traded call and put options, including FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Exchange. The Fund may take delivery of WULF stock if it chooses to exercise a call option and either hold or sell the stock in the secondary markets.

Additionally, the Fund may use other option strategies to produce similar exposure to WULF, like buying calls and selling puts with identical strike prices. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset

(or deliver cash value of the asset, in case of certain call options) at a certain defined price. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics.

The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -200% of WULF, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer or shorter than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of WULF over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to WULF (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to WULF). WULF is assigned to the Finance Services industry as of the date of this prospectus.

Additionally, the Fund may invest all available cash in the Fund’s portfolio in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds. The Fund may engage in frequent and active trading.

WULF is a vertically integrated owner and operator of next-generation digital infrastructure, primarily powered by zero-carbon energy. WULF develops and operates high-performance data centers optimized for bitcoin mining and high-performance computing workloads, leveraging clean, cost-effective, and reliable energy sources to promote long-term sustainability in digital infrastructure. WULF generates revenue by providing hash computation services to a mining pool operator, facilitating transaction validation of transactions on the global bitcoin network using WULF’s fleet of application-specific integrated circuit miners. Bitcoin earned as consideration is routinely converted to U.S. dollars. WULF also previously generated revenue by hosting third-party bitcoin miners. While capable of mining other digital currencies, WULF has no current plans to do so.

WULF is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by WULF pursuant to the Exchange Act can be located by reference to the SEC file number 001-41163 through the SEC’s website at www.sec.gov. In addition, information regarding WULF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding WULF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of WULF. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding WULF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WULF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning WULF could affect the value of the Fund’s investments with respect to WULF and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of WULF.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide two times inverse leveraged exposure to the daily inverse performance of WULF.